CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total equity before NCI	Common shares	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income/(loss)	Retained Earnings	Non-controlling interest
Beginning Balance, shares at Dec. 31, 2014				985,000,000
Beginning balance at Dec. 31, 2014	$ 10,390		$ 9,764		$ 3,258	$ 1,956	$ (448)	$ 4,013	$ 626
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net, shares				0
Sale of treasury shares	10		10		10
Share-based compensation charge	7		7		7
Sale of NCI	(4)								(4)
Other comprehensive income	314	[1]	306				306		8
Dividends declared	0		0					0	0
Distributions to non-controlling interests	(14)								(14)
Net (loss)/income	$ (635)	[1],[2]	(634)					(634)	(1)
Ending Balance, Shares at Dec. 31, 2015	492,759,940			985,000,000
Ending balance at Dec. 31, 2015	$ 10,068		9,453		3,275	1,956	(142)	3,379	615
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net, shares				(8,000,000)
Sale of treasury shares	(10)		(10)		(2)
Share-based compensation charge	7		7		7
Cash settlement of vested restricted stock units, shares				0
Cash settlement of vested restricted stock units	(1)		(1)		(1)
Conversion of convertible bond, shares				31,000,000
Conversion of convertible bond	58		58		27
Recognition of non-controlling interest	6								6
Other comprehensive income	203		195				195		8
Distributions to non-controlling interests	(113)								(113)
Net (loss)/income	$ (155)		(181)					(181)	26
Ending Balance, Shares at Dec. 31, 2016	504,444,280			1,008,000,000
Ending balance at Dec. 31, 2016	$ 10,063		9,521		3,306	1,956	53	3,198	542
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation charge	7		7		7
Other comprehensive income	5		5				5		0
Distributions to non-controlling interests	(14)								(14)
Net (loss)/income	$ (3,102)		(2,973)					(2,973)	(129)
Ending Balance, Shares at Dec. 31, 2017	504,518,940			1,008,000,000
Ending balance at Dec. 31, 2017	$ 6,959		$ 6,560		$ 3,313	$ 1,956	$ 58	$ 225	$ 399

[1]	{F|ag9lfndlYmZpbGluZ3MtZXVyagsSBlhNTERvYyJeWEJSTERvY0dlbkluZm86NWJjMTQ5Y2E2M2E3NGRlOGFmNDE4NjI3YTU4Y2ZhNDl8VGV4dFNlbGVjdGlvbjpFRTUzOUMyRTYwNzk4QTA3Mzk3NjRCMzNFODNDREE1Mgw}
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